Omnibus Incentive Compensation Plan (Details Narrative) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2025 $ / shares shares	Mar. 08, 2024 $ / shares shares	Mar. 18, 2022 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Jan. 31, 2024 shares	Jan. 25, 2024 shares	Jan. 31, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted				1,050,000	178,170
Units vested				350,000	426,104
Value of unvested units accrued distribution | $				$ 632
Share-Based Payment Arrangement, Noncash Expense | $				6,395	$ 6,918	$ 3,786
Share Based Compensation Arrangement ByShare Based Payment Award Equity Instruments Other Than Options Nonvested Grant Date Fair Value | $				$ 12,789	$ 0	$ 3,769
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				2 years
Omnibus Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common units issued and authorized									1,100,000	1,045,000
Units granted		96,104	743,800		82,066
Grant - date fair value | $ / shares		$ 17.45	$ 15.18		$ 18.36
Number of annual installments for awards vested			3
Units vested					247,934	247,933	247,933
Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted common units issued and authorized								3,300,000
Amended and Restated Compensation Plan (the "Plan") [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted	1,050,000
Grant - date fair value | $ / shares	$ 18.27
Number of annual installments for awards vested	3
Units vested				350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $				$ 7,305